Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 6 – OTHER CURRENT ASSETS
	December 31
	2024	2023
Composition:

Institutions	31	-
Prepaid issuance costs	95	360
Prepaid expenses	29	45
Advances to suppliers	35	25
Other	1	-
	191	430